Share Capital and Share-Based Payments (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Apr. 06, 2026
Statement [Line Items]
Common shares repurchased and cancelled	508,039
Cost of repurchase shares	$ 3,031
Maximum shares authorized under NCIB				8,428,566
Common shares issued	3,099,435		16,504,560
Cash commission on gross proceeds	$ 706,000		$ 2,118,000
Gross proceeds	25,656,000		77,024,000
Net proceeds from issuance of shares	$ 24,950,000		$ 74,906,000
Cash commission	2.75%		2.75%
Shares issuance cost	$ 214,000		$ 690,000
Amount recorded as share capital	4,780,000		4,768,000
Cash proceeds	3,063,000		2,617,000
Fair value of stock options granted, share-based payments	$ 1,287,000		$ 1,781,000
Restricted share units	209,805		1,547,715
Weighted average fair value per share	$ 9.41
Share Capital [Member]
Statement [Line Items]
Common shares issued	3,275,404		3,930,490
Fair value upon issuance of shares	$ 1,717,000		$ 2,151,000
Stock option exercise	3,289,500		4,251,000
Shares forfeited for net exercise	14,096,000		320,510,000
Restricted Share Units [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs	1,691,983		1,308,296
Share-based Payments for fair value	$ 1,053,000	$ 819,000
Common shares issued carrying value of RSUs exercised	$ 1,347,000		$ 1,008,000